Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related-Party Transactions
Related-Party Transactions
The Company leases its corporate offices from a related party pursuant to a five-year lease agreement with a five-year extension option requiring a base rent of $0.07 million per year. The Company also leases five properties adjacent to the corporate office from related parties with annual base rents of $0.03 million, $0.03 million, $0.09 million, $0.09 million, and $0.18 million.
For the nine months ended September 30, 2017 and 2016, the Company paid approximately $0.21 million and $0.12 million, respectively, for the use of transportation services from a related party. The Company also rents equipment in Elk City, Oklahoma from a related party. For the the nine months ended September 30, 2017 and 2016, the Company paid $0.14 million and $0.14 million, respectively.
At September 30, 2017 and December 31, 2016, the Company had $0 million and $0 in payables, respectively, and approximately $0.04 million and $0.04 million in receivables, respectively, for related parties for services provided.
All agreements pertaining to real property and equipment were entered into during periods where the Company had limited liquidity and related parties secured them on behalf of the Company. All related party transactions are immaterial and have not been separately shown on the face of the financial statements.
For related party disclosure related to equity transactions with ECP, see Note 10.

RELATED‑PARTY TRANSACTIONS
The Company leases its corporate offices from a related party pursuant to a five‑year lease agreement with a five‑year extension option requiring a base rent of $72,000 per year. The Company also leases five properties adjacent to the corporate office from related parties with annual base rents of $30,000, $30,000, $90,000, $90,000, and $180,000.
For the years ended December 31, 2016 and 2015, the Company paid approximately $186,000 and $164,000, respectively, for the use of transportation services from a related party.
The Company also rents equipment in Elk City, Oklahoma from a related party. For the years ended December 31, 2016 and 2015, the Company paid $192,000 and $192,000, respectively.
At December 31, 2016 and 2015, the Company had $0 and $0 in payables, respectively, and approximately $35,000 and $18,000 in receivables, respectively, for related parties for services provided.
All agreements pertaining to realty property and equipment were entered into during periods where the Company had limited liquidity and related parties secured them on behalf of the Company. All related party transactions are immaterial and have not been separately shown on the face of the financial statements.
For related party disclosure related to equity transactions with Energy Capital Partners, see Note 18.